Convertible Notes (Details) - Schedule of convertible debt - USD ($)	Sep. 30, 2021	Mar. 31, 2021
Schedule of convertible debt [Abstract]
Note #6, maturing March 31, 2022	$ 6,000,000	$ 6,000,000
Less: debt discount	(6,000,000)	(1,976,688)
Total		$ 4,023,312